General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

Note 1 - GENERAL:

A.	General description of the Company and its operations

Brenmiller Energy Ltd. (hereinafter - The “Company” or the “Parent Company”) was incorporated and commenced its business operations in Israel in 2012. The Company’s registered offices are in Rosh Ha’Ayin in Israel. On May 25, 2022, the Company’s ordinary shares (the “Ordinary Shares”) were listed and began trading on the Nasdaq Stock Market LLC (“Nasdaq”; CIK - “BNRG”). On September 11, 2023, the Company’s voluntary delisting of its securities from the Tel Aviv Stock Exchange (“TASE”) took effect (the last trading day was September 7, 2023).

The Company is a technology company that develops, produces, markets and sells thermal energy storage (“TES”) systems based on our proprietary and patented bGen™ technology. The use of the Company’s technology allows electrification and decarbonization of the industrial industry sector resulting in better integration with renewable energy sources and further reduction of carbon emissions. Through 2022, the Company’s main activity was focused on the development of its technology and its application into products and commercial solutions. In 2023, the Company commenced the commercialization of its products and services and assembled a new production line to facilitate commercial operations, that commenced operations in October 2024.

As of December 31, 2025, the Company has one wholly owned subsidiary (in the United States) that is currently inactive (“the Group”). In addition, a joint venture in Spain was established in the second half of 2024 that commenced non-significant operations in 2025 (collectively with the Company, “the Group”). - see Note 6.

B.	The impact of the regional war involving Israel

While none of the Company’s facilities or infrastructure were damaged during the hostilities that began on October 7, 2023, the situation remains uncertain and have escalated on February 28, 2026, when Israel and the United States commenced a joint operation against Iran, which has led Iran to launch ballistic missiles and drones against Israel and other countries in the region, followed by the joining of Hizballah on the Lebanese front. Iran closed the Strait of Hormuz, leading to disruption of the global supply chain, including in oil and gas, which could potentially destabilize the Israeli and global economies. As of the date of this Annual Report, this operation is undergoing and its outcome and the effect that it may have are uncertain. To date, the Company has not experienced a material adverse impact on its operations. Nevertheless, regional geopolitical instability, including disruptions to international shipping routes, may from time to time affect logistics, lead times and costs.

The Company’s primary operations are located in Israel. However, the Company also conducts marketing and operational activities through its European joint venture company, Brenmiller Europe S.L. (hereinafter - “BRSL”), which supports international commercial activities and contributes to mitigating certain risks associated with operating from Israel. The Company continues to implement efficiency measures and actively manages procurement and logistics by regularly evaluating alternative sourcing options and working with suppliers to support operational continuity.

Negative sentiment toward Israel or Israeli companies in certain markets may also affect demand or the Company’s ability to raise capital. Any deterioration in the political or security situation in Israel or the region could adversely affect the Company’s business, financial condition and results of operations.

C.	Liquidity

The Company has not yet generated significant revenues from its operations and has an accumulated deficit as of December 31, 2025, as well as a history of net losses and negative operating cash flows. Towards the end of 2024, the Company commenced operations of its new production line, facilitating the transition from the development stage to commercial operations, and began production of TES systems under lease arrangements with two Israeli customers.

The Company expects to continue incurring losses and negative cash flows from operations until its products achieve sustainable profitability. These conditions, together with the Company’s current cash position, raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

These financial statements have been prepared on a going concern basis and do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans to address these conditions include continued commercialization of the Company’s products and services, which require substantial funding. During the second half of 2025, management took steps to secure long-term financing, including, inter alia, entering into a Securities Purchase Agreement with Alpha Capital Anstalt (“Alpha”) (see Note 11A), as well as implementing measures to align operating expenditures with available financial resources. In addition, the Company has recently expanded its commercial offering toward integrated energy solutions for industrial customers, intended to support longer-term contractual arrangements and improve project financing, which management believes may enhance access to financing and support future cash flows.

There can be no assurance, however, that these plans will be successfully implemented or that sufficient financing will be obtained. If the Company is unsuccessful in executing its commercialization strategy or raising additional capital, it may be required to reduce, delay, or modify its operating activities, including the commercialization of existing products and planned expansion.